Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net
Inventories, net

5. Inventories

Inventories consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Finished products	81,190	73,097
Raw materials and semi-finished products	57,066	62,869
Inventory provision	(17,776)	(17,042)
Inventories	120,480	118,924